Reconciliation of Redeemable Noncontrolling Interest (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest opening balance	¥ 306,014,668	$ 44,507,987	¥ 246,771,132
Issuance of redeemable noncontrolling interest	0	0	0
Net profit/(loss) attributable to redeemable noncontrolling interest	(5,858,902)	(852,142)	2,117,303	¥ (14,724,152)
Accretion of redeemable noncontrolling interest		5,951,389	57,126,233
Redeemable noncontrolling interest ending balance	¥ 341,074,539	$ 49,607,234	¥ 306,014,668	¥ 246,771,132